UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21756
                                                    ----------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                   Date of reporting period: JANUARY 31, 2007
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                                                MARKET
      VALUE                                     DESCRIPTION                                  VALUE
 ----------------  ------------------------------------------------------------------     -----------~
ASSET-BACKED SECURITIES - 65.4%

$        2,000,000 ACE Securities Corp., Home Equity Loan Trust,
                       Series 2003-OP1, Class B, 6.00%, 12/25/33 + ..................    $    1,982,563

         2,000,000 ACE Securities Corp., Home Equity Loan Trust,
                       Series 2004-HE4, Class M11, 8.82%, 12/25/34 ++ ...............         1,935,411

         2,000,000 ACE Securities Corp., Home Equity Loan Trust,
                       Series 2005-HE5, Class M10, 8.32%, 8/25/35 + .................         1,895,411

         2,000,000 ACE Securities Corp., Home Equity Loan Trust,
                       Series 2005-SL1, Class M7, 6.50%, 6/25/35 ++ .................         1,335,225

         3,784,736 ACLC Business Loan Receivables Trust,
                       Series 1999-1, Class A3, 7.39%, 8/15/20** ....................         3,299,181

         1,865,180 Aircraft Finance Trust,
                       Series 1999-1A, Class A2, 5.82%, 5/15/24** + .................         1,773,086

           983,055 Atherton Franchisee Loan Funding,
                       Series 1999-A, Class A2, 7.23%, 4/15/12** ....................         1,004,287

           375,217 Bombardier Capital Mortgage Securitization Corp., .
                       Series 1999-B, Class A1B, 6.61%, 9/15/10 .....................           239,140

           960,656 Bombardier Capital Mortgage Securitization Corp., .
                       Series 1999-B, Class A3, 7.18%, 12/15/15 .....................           647,492

         4,507,015 Conseco Finance Securitizations Corp., .
                       Series 2000-6, Class M1, 7.72%, 9/01/31 ......................         1,165,383

         2,696,460 EMAC Owner Trust, LLC,
                       Series 1998-1, Class A3, 6.63%, 1/15/25** ....................         2,382,723

         1,469,917 EMAC Owner Trust, LLC,
                       Series 2000-1, Class A1, 6.82%, 1/15/27** + ..................         1,096,007

         1,882,956 EMAC Owner Trust, LLC,
                       Series 2000-1, Class A2, 6.82%, 1/15/27** + ..................         1,403,979

            25,050 Empire Funding Home Loan Owner Trust,
                       Series 1998-1, Class B2, 10.24%, 6/25/24** ++ ................            24,816

         4,905,000 Falcon Franchise Loan Trust,
                       Series 2000-1, Class E, 6.50%, 4/05/16** .....................         4,077,286

         4,231,000 Falcon Franchise Loan Trust,
                       Series 2003-1, Class E, 6.00%, 1/05/25** .....................         3,058,073

         5,000,000 FFCA Secured Lending Corp.,
                       Series 1998-1, Class D1, 7.81%, 10/18/25** ...................         4,606,413

         5,000,000 FFCA Secured Lending Corp.,
                       Series 1999-2, Class B1, 8.27%, 5/18/26** ....................         2,870,491

         1,930,574 FMAC Loan Receivables Trust,
                       Series 1997-B, Class A, 6.85%, 9/15/19** .....................         1,869,102

           463,015 Green Tree Financial Corp.,
                       Series 1997-4, Class B1, 7.23%, 2/15/29 ......................           106,238

         1,000,000 Green Tree Financial Corp.,
                       Series 1998-4, Class M1, 6.83%, 4/01/30 ......................           427,902

         5,000,000 Green Tree Financial Corp.,
                       Series 1998-6, Class M1, 6.63%, 6/01/30 ......................         3,100,000

         3,000,000 Green Tree Financial Corp.,
                       Series 1998-8, Class M1, 6.98%, 9/01/30 ......................         1,948,258

         7,500,000 Green Tree Financial Corp.,
                       Series 1999-3, Class M1, 6.96%, 2/01/31 ......................         1,919,327

         See Notes to Quarterly Portfolio of Investments.                 Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                                                MARKET
      VALUE                                     DESCRIPTION                                  VALUE
 ----------------  ------------------------------------------------------------------     -----------~
ASSET-BACKED SECURITIES - (CONTINUED)

$       10,000,000 GreenPoint Manufactured Housing Contract Trust,
                       Series 1999-5, Class M2, 9.23%, 12/15/29 .....................   $     5,872,394

         5,000,000 GSAMP Trust, .
                       Series 2004-AR2, Class B4, 5.00%, 8/25/34** ++ ...............         4,498,438

         3,700,000 Halyard Multi Asset CBO I, Ltd., .
                       Series 1A, Class B, 6.87%, 3/24/10** + .......................         2,701,000

         3,000,000 Helios Series I, Multi Asset CBO I, Ltd., .
                       Series 1A, Class B, 6.21%, 12/13/36** + ......................         2,550,000

         2,000,000 Home Equity Mortgage Trust,
                       Series 2005-3, Class B2, 7.00%, 11/25/35 .....................         1,600,000

         5,000,000 Independence lll CDO, Ltd.,
                       Series 3A, Class C1, 7.86%, 10/03/37** + .....................         2,875,000

         2,375,000 IndyMac Residential Asset Backed Trust,
                       Series 2005-B, Class M10, 8.82%, 8/25/35 + ...................         2,200,910

         1,742,070 Long Beach Mortgage Loan Trust,
                       Series 2002-2, Class M3, 8.70%, 7/25/32 + ....................         1,430,142

         2,810,069 Longhorn CDO Ltd., .
                       Series 1, Class C, 11.61%, 5/10/12** + .......................         2,781,968

         2,602,000 Merit Securities Corporation, .
                       Series 13, Class M2, 8.65%, 12/28/33 .........................         1,014,780

         2,500,000 Merrill Lynch Mortgage Investors Trust,
                       Series 2006-SL1, Class B4, 7.50%, 9/25/36** ..................         2,075,000

         1,266,224 Morgan Stanley Dean Witter Capital I,
                       Series 2001-NC3, Class B1, 9.00%, 10/25/31 + .................         1,035,877

         4,500,000 North Street Referenced Linked Notes,
                       Series 2000-1A, Class C, 7.11%, 7/30/10** + ..................         3,555,000

         7,000,000 North Street Referenced Linked Notes,
                       Series 2000-1A, Class D1, 7.96%, 7/30/10** + .................         4,204,375

         8,000,000 Oakwood Mortgage Investors, Inc.,
                       Series 2002-B, Class M1, 7.62%, 6/15/32 ......................         2,662,307

         4,000,000 Park Place Securities, Inc.,
                       Series 2004-WCW1, Class M8, 8.82%, 9/25/34 + .................         3,720,000

         3,000,000 Park Place Securities, Inc.,
                       Series 2004-WCW2, Class M10, 8.07%, 10/25/34** + .............         2,777,017

         3,000,000 Park Place Securities, Inc.,
                       Series 2005-WHQ4, Class M10, 7.82%, 9/25/35** + ..............         2,250,000

         2,813,476 Pegasus Aviation Lease Securitization III,
                       Series 2001-1A, Class A3, 6.00%, 3/10/14** + .................         2,533,886

         2,000,000 Rosedale CLO Ltd., .
                       Series I-A, Class II, 7/24/21** ..............................         1,970,000

         6,000,000 Soundview Home Equity Loan Trust,
                       Series 2005-A, Class B2, 8.32%, 4/25/35*** + .................         4,846,979

           548,361 Structured Asset Securities Corp.,
                       Series 2003-BC3, Class B, 8.32%, 4/25/33** + .................           433,205

         2,651,000 Structured Asset Investment Loan Trust,
                       Series 2004-8, Class B2, 5.00%, 9/25/34 ......................         2,552,539

         5,000,000 Summit CBO I, Ltd.,
                       Series 1A, Class B, 6.37%, 5/23/11** + .......................         1,128,125

        10,000,000 UCFC Manufactures Housing, .
                       Series 1998-3, Class M1, 6.51%, 1/15/30 ......................         4,525,000

  Page 2         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                                                MARKET
      VALUE                                     DESCRIPTION                                  VALUE
 ----------------  ------------------------------------------------------------------     -----------~
ASSET-BACKED SECURITIES - (CONTINUED)

$        5,000,000 Wilbraham CBO Ltd.,
                       Series 1A, Class A2, 6.05%, 7/13/12** + ......................  $      4,050,000
                                                                                       ----------------

                   TOTAL ASSET-BACKED SECURITIES ....................................       116,011,736
                                                                                       ----------------
                   (Cost $113,089,089)

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%

         1,930,000 Adjustable Rate Mortgage Trust,
                       Series 2005-10, Class 5M5, 7.52%, 1/25/36+ ...................         1,717,329

         2,449,030 Credit Suisse Mortgage Capital,
                       Series 2006-1, Class DB5, 5.74%, 2/25/36** ...................         1,728,096

         2,357,470 Credit Suisse Mortgage Capital,
                       Series 2006-2, Class DB5, 5.87%, 3/25/36** ...................         1,654,650

         1,105,631 CS First Boston Mortgage Securities,
                       Series 2005-11, Class DB6, 6.20%, 12/25/35** .................           729,717

         3,990,985 CWALT, Inc., Pass-Through Certificates,
                       Series 2005-56, Class B4, 6.57%, 11/25/35** + ................         2,494,366

         8,979,718 CWALT, Inc., Pass-Through Certificates,
                       Series 2005-56, Class B5, 6.57%, 11/25/35** + ................         1,885,741

         4,999,206 HarborView Mortgage Loan Trust,
                       Series 2005-9, Class B10, 7.07%, 6/20/35 + ...................         4,428,203

                                                                                       ----------------

                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ........................        14,638,102
                                                                                       ----------------
                   (Cost $14,169,337)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5%

         1,171,422 Banc of America Commercial Mortgage Inc., .
                       Series 2000-1, Class M, 6.00%, 11/15/31*** ...................           998,094

         2,000,000 Banc of America Large Loan, Inc.,
                       Series 2005-MIB1, Class L, 8.32%, 3/15/22** + ................         2,017,049

         2,878,166 Banc of America Structured Securities Trust, .
                       Series 2002-X1, Class O, 7.00%, 10/11/33** ...................         2,543,411

         2,878,166 Banc of America Structured Securities Trust, .
                       Series 2002-X1, Class P, 7.00%, 10/11/33** ...................         2,144,275

         1,776,400 Bear Stearns Commercial Mortgage Securities, .
                       Series 2000-WF1, Class K, 6.50%, 2/15/32 .....................         1,494,787

        19,061,068 FannieMae-ACES, .
                       Series 1998-M7, Class N, IO, 0.80%, 5/25/36 + ................           393,135

           700,000 GE Capital Commercial Mortgage Corp.,
                       Series 2000-1, Class G, 6.13%, 1/15/33** .....................           664,577

         1,000,000 GMAC Commercial Mortgage Securities, Inc.,
                       Series 1999-C3, Class G, 6.97%, 8/15/36** ....................           911,146

       112,419,359 Government National Mortgage Association, .
                       Series 2003-47, Class XA, IO, 0.17%, 6/16/43 + ...............         6,602,591

        21,813,658 Government National Mortgage Association, .
                       Series 2003-59, Class XA, IO, 0.94%, 6/16/34 + ...............         1,922,161

         7,000,000 GS Mortgage Securities Corp. II, .
                       Series 1998-C1, Class H, 6.00%, 10/18/30** ...................         3,513,384

          See Notes to Quarterly Portfolio of Investments.               Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                                                MARKET
      VALUE                                     DESCRIPTION                                  VALUE
 ----------------  ------------------------------------------------------------------     -----------~
COMMERCIAL MORTGAGE-BACKED SECURITIES - (CONTINUED)
$        3,025,000 LB-UBS Commercial Mortgage Trust,
                       Series 2001-C7, Class Q, 5.87%, 11/15/33** ...................   $     2,057,575

         2,951,002 LB-UBS Commercial Mortgage Trust,
                       Series 2001-C7, Class S, 5.87%, 11/15/33** ...................         1,826,645

           968,400 Morgan Stanley Capital I Inc.,
                       Series 1999-WF1, Class M, 5.91%, 11/15/31*** .................           722,202

         2,787,919 Morgan Stanley Capital I Inc.,
                       Series 2003-IQ5, Class O, 5.24%, 4/15/38** ...................         1,555,857

                                                                                       ----------------

                   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ......................        29,366,889
                                                                                       ----------------
                   (Cost $29,033,650)

CORPORATE BONDS AND NOTES - 26.8%

         2,000,000 Advanced Lighting Technologies, Inc.,
                       Senior Subordinated Note, 11.00%, 3/31/09 ....................         1,980,000

         3,500,000 Americast Technologies,
                       Company Guarantee, 11.00%, 12/01/14** ........................         3,561,250

         2,000,000 Blue Ridge Paper Product,
                       Secured Senior Note, 9.50%, 12/15/08 .........................         1,930,000

         2,500,000 Broadview Networks Holdings, Inc.,
                       Secured Senior Note, 11.38%, 9/01/12** .......................         2,625,000

         2,000,000 Coleman Cable Inc.,
                       Company Guarantee, 9.88%, 10/01/12 ...........................         2,060,000

         3,500,000 Dayton Superior Corp.,
                       Company Guarantee, 13.00%, 6/15/09 ...........................         3,613,750

         2,000,000 Edgen Acquisition Corp., .
                       Secured Senior Note, 9.88%, 2/01/11 ..........................         2,055,000

         2,500,000 Elgin National Industries, Inc., .
                       Series B, Company Guarantee, 11.00%, 11/01/07 ................         2,500,000

         3,000,000 Eurofresh Inc., .
                       Senior Note, 11.50%, 1/15/13** ...............................         2,850,000

         2,000,000 GSI Group Inc., .
                       Company Guarantee, 12.00%, 5/15/13 ...........................         2,190,000

         1,000,000 Imax Corp.,
                       Company Guarantee, 9.63%, 12/01/10 ...........................           920,000

         2,000,000 Interdent Service Corp., .
                       Company Guarantee, 10.75%, 12/15/11 ..........................         1,810,000

         2,000,000 International Coal,
                       Company Guarantee, 10.25%, 7/15/14 ...........................         1,980,000

         1,500,000 Lexington Precision Corp., .
                       Units, 12.00%, 8/01/09 *** ...................................         1,200,000

         1,000,000 PCA Finance Corp., LLC,
                       Secured Senior Note, 14.00%, 6/01/09** (a) ...................         1,000,000

         3,341,000 Rafealla Apparel Group, Inc., .
                       Senior Note, 11.25%, 6/15/11** ...............................         3,441,230

         2,000,000 Sheridan Group, Inc., .
                       Secured Senior Note, 10.25%, 8/15/11 .........................         2,097,500

         3,500,000 The Restaurant Company,
                       Company Guarantee, 10.00%, 10/01/13 ..........................         3,377,500

 Page 4         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                                                MARKET
      VALUE                                     DESCRIPTION                                  VALUE
 ----------------  ------------------------------------------------------------------     -----------~
CORPORATE BONDS AND NOTES - (CONTINUED)
$        2,000,000 Transmeridian Exploration Inc.,
                       Company Guarantee, 12.00%, 12/15/10 ..........................  $      1,935,000

         2,190,000 Wornick Company,
                       Secured Senior Note, 10.88%, 7/15/11 .........................         1,987,425

         2,500,000 Ziff Davis Media Inc.,
                       Secured Senior Note, 11.36%, 5/01/12 + .......................         2,443,750
                                                                                       ----------------

                   TOTAL CORPORATE BONDS AND NOTES ..................................        47,557,405
                                                                                       ----------------
                   (Cost $47,649,217)

   SHARES
 ------------

PREFERRED SECURITIES - 4.0%

         1,450,000 Ajax Ltd., Series 2A ** ..........................................           870,000
         2,000,000 Ajax Ltd., Series 2X** ...........................................         1,200,000
         4,000,000 Pro Rata Funding Ltd. Inc.** .....................................         3,280,000
         2,000,000 Soloso CDO Ltd., Series 2005-1** .................................         1,829,375
                                                                                       ----------------

                   TOTAL PREFERRED SECURITIES .......................................         7,179,375
                                                                                       ----------------
                   (Cost $7,151,813)

                   TOTAL INVESTMENTS - 121.0% .......................................       214,753,507
                   (Cost $211,093,106)*

                   NET OTHER ASSETS AND LIABILITIES - 7.2%. .........................        12,760,127
                   LOAN OUTSTANDING - (28.2%) .......................................       (50,000,000)
                                                                                       ----------------
                   NET ASSETS - 100.0%. .............................................  $    177,513,634
                                                                                       ================

----------------------
      *     Aggregate  cost  for  federal  income  tax and  financial  reporting purposes.
     **     Securities  are  sold  within  the  terms  of  a  private  placement memorandum,  exempt  from  registration  under  Rule 144A  under the
            Securities   Act  of  1933,  as  amended,   and  may  be  resold  in
            transactions   exempt  from   registration   normally  to  qualified
            institutional  buyers.  Pursuant to procedures adopted by the Fund's
            Board of  Trustees,  these  securities  have been  determined  to be liquid by Valhalla Capital  Partners,  LLC, the Fund's sub- advisor.
            At January 31, 2007,  these  securities  amounted to $114,231,802 or
            64.35% of net assets.
   ***      Securities  are  sold  within  the  terms  of  a  private  placement memorandum,  exempt  from  registration  under  Rule 144A  under the
            Securities   Act  of  1933,  as  amended,   and  may  be  resold  in
            transactions   exempt  from   registration   normally  to  qualified
            institutional buyers (See Note 1C - Restricted Securities).
     +      Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2007.
    ++      Step-up security.  A security where the coupon increases or steps up at a  predetermined  date.  Interest rate shown reflects the rate in effect at January 31, 2007.
    (a)     This  borrower  has filed  for  protection  in a federal  bankruptcy court.
   ACES     Alternative Credit Enhancement Securities
     IO     Interest only

            See Notes to Quarterly Portfolio of Investments.            Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                JANUARY 31, 2007

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust Strategic High Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities . The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "Securities Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the Securities Act normally to qualified institutional buyers. As of January 31, 2007, the Fund held restricted securities as shown in the following table that Valhalla Capital Partners, LLC, the Fund's sub-advisor, has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                JANUARY 31, 2007


                                                                 CARRYING                        1/31/2007
                                  ACQUISITION         PAR     VALUE PER UNIT      CURRENT         MARKET          % OF
SECURITY                             DATE            VALUE      AT 1/31/2007    CARRYING COST      VALUE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial
  Mortgage Inc., Series 2000-1,
  Class M                             8/2/05     $   1,171,422      $ 85.20     $     866,852 $     998,094         0.56%
Lexington Precision Corp.,
  Units, 12.00%, 8/1/09               9/5/06         1,500,000        80.00         1,200,000     1,200,000         0.68%
Morgan Stanley Capital I Inc.,
  Series 1999-WF1, Class M            8/3/05           968,400        74.58           581,040       722,202         0.41%
Soundview Home Equity Loan Trust,
  Series 2005-A, Class B2             8/4/05         6,000,000        80.78         5,205,000     4,846,979         2.73%
                                                 -------------                  ------------- -------------       ------
                                                 $   9,639,822                  $   7,852,892 $   7,767,275         4.38%
                                                 =============                  ============= =============       ======

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of January 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,096,003, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,435,602.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act
         (17  CFR 270.30a-3(b))  and Rules  13a-15(b)  or  15d-15(b)  under  the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.